Fair Value Measurements - Schedule of Assets That are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 06, 2020	Jun. 30, 2020
Liabilities
Warrant Liability	$ 15,561,000		$ 11,659,376
FPA liability			$ 6,449,999		$ 4,174,999
Panacea Acquisition Corp [Member]
Liabilities
Warrant Liability		$ 15,942,709		$ 7,924,251
FPA liability		6,966,666		4,174,999
Panacea Acquisition Corp [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Market Fund		143,757,011
Liabilities
Warrant Liability		15,942,709
FPA liability		6,966,666
Panacea Acquisition Corp [Member] | Public Warrants [Member]
Liabilities
Warrant Liability		15,333,334		7,618,751
Panacea Acquisition Corp [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		15,333,334
Panacea Acquisition Corp [Member] | Private Placement Warrants [Member]
Liabilities
Warrant Liability		609,375		$ 305,500
Panacea Acquisition Corp [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		609,375
Level 1 [Member] | Panacea Acquisition Corp [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Market Fund		143,757,011
Level 1 [Member] | Panacea Acquisition Corp [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		0
Level 1 [Member] | Panacea Acquisition Corp [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		0
Level 2 [Member] | Panacea Acquisition Corp [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Market Fund		0
Level 2 [Member] | Panacea Acquisition Corp [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		0
Level 2 [Member] | Panacea Acquisition Corp [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		0
Level 3 [Member] | Panacea Acquisition Corp [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Market Fund		0
Liabilities
Warrant Liability		15,942,709
Level 3 [Member] | Panacea Acquisition Corp [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		15,333,334
Level 3 [Member] | Panacea Acquisition Corp [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant Liability		$ 609,375